SEGMENT AND GEOGRAPHICAL INFORMATION (Property and Equipment by Country) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Property and equipment, net	$ 1,579	$ 1,689
United States [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	521	550
Netherlands [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	762	829
Other [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	$ 296	$ 310